PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Automobiles 2.5%
Tesla, Inc.*	7,724	$2,666,016
Banks 1.0%
NU Holdings Ltd. (Brazil) (Class A Stock)*	84,785	1,062,356
Biotechnology 1.9%
Vertex Pharmaceuticals, Inc.*	4,233	1,981,594
Broadline Retail 11.6%
Amazon.com, Inc.*	45,172	9,390,807
MercadoLibre, Inc. (Brazil)*	1,511	2,999,592
		12,390,399
Consumer Staples Distribution & Retail 3.1%
Costco Wholesale Corp.	3,413	3,317,026
Electrical Equipment 2.0%
Eaton Corp. PLC	4,310	1,618,060
Vertiv Holdings Co. (Class A Stock)	4,198	535,665
		2,153,725
Entertainment 7.9%
Netflix, Inc.*	5,760	5,108,026
Spotify Technology SA*	3,121	1,488,592
Walt Disney Co. (The)	16,355	1,921,222
		8,517,840
Financial Services 4.3%
Mastercard, Inc. (Class A Stock)	8,625	4,596,608
Ground Transportation 1.4%
Uber Technologies, Inc.*	20,962	1,508,426
Health Care Equipment & Supplies 1.2%
Intuitive Surgical, Inc.*	2,438	1,321,396
Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc. (Class A Stock)*	8,213	1,117,871

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 10.3%
Alphabet, Inc. (Class A Stock)	22,484	$3,798,672
Meta Platforms, Inc. (Class A Stock)	12,669	7,276,060
		11,074,732
IT Services 0.7%
MongoDB, Inc.*	2,442	787,521
Media 2.1%
Trade Desk, Inc. (The) (Class A Stock)*	17,150	2,204,633
Pharmaceuticals 6.1%
Eli Lilly & Co.	5,290	4,207,401
Novo Nordisk A/S (Denmark), ADR	22,040	2,353,872
		6,561,273
Semiconductors & Semiconductor Equipment 15.8%
Broadcom, Inc.	29,396	4,764,504
NVIDIA Corp.	87,836	12,143,327
		16,907,831
Software 17.6%
Cadence Design Systems, Inc.*	7,794	2,391,277
Crowdstrike Holdings, Inc. (Class A Stock)*	4,661	1,612,566
Datadog, Inc. (Class A Stock)*	8,316	1,270,269
Microsoft Corp.	21,625	9,157,323
Palo Alto Networks, Inc.*	4,549	1,764,193
ServiceNow, Inc.*	2,528	2,652,984
		18,848,612
Specialty Retail 1.0%
Industria de Diseno Textil SA (Spain), ADR	37,794	1,042,547
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	36,660	8,700,518

Total Long-Term Investments (cost $73,571,118)		106,760,924

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $412,423)(wb)	412,423	$412,423

TOTAL INVESTMENTS 100.0% (cost $73,983,541)		107,173,347
Liabilities in excess of other assets (0.0)%		(21,250)

Net Assets 100.0%		$107,152,097

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3